BALANCE SHEETS - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Assets:
Cash	$ 183,019
Prepaid expenses	238,002
Deferred offering costs		208,199
Total current assets	421,021	208,199
Marketable securities held in Trust Account	116,823,042
Total Assets	117,244,063	208,199
Liabilities and Shareholders' (Deficit) Equity
Accrued offering costs and expenses	1,745,589	22,318
Promissory note - related party		175,827
Working Capital Loans	1,264,945
Due to related party	115,000
Total current liabilities	3,125,534	198,145
Deferred underwriting commissions	4,025,000
Total Liabilities	7,150,534	198,145
Commitments and Contingencies (Note 6)
Ordinary shares subject to possible redemption, 11,500,000 and 0 shares at September 30, 2022 and September 30, 2021, respectively	116,823,042
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 3,075,000 shares issued and outstanding (excluding 11,500,000 and 0 shares subject to possible redemption) at September 30, 2022 and September 30, 2021, respectively	308	308
Additional paid-in capital		24,692
Accumulated deficit	(6,729,821)	(14,946)
Total shareholders' deficit	(6,729,513)	10,054
Total Liabilities and Shareholders' Deficit	$ 117,244,063	$ 208,199